SUBSEQUENT EVENTS	3 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events [Text Block]
Note 8 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events per the requirements of ASC Topic 855 and has determined that the following events should be disclosed.

1)
The Form 10-K for the period ending March 31, 2011 was due on June 29, 2011; the Form 10-Q for the period ended June 30, 2011 was due on August 15, 2011and the Form 10-Q for the period ended September 30, 2011 was due on December 14, 2011.  Due to the pending litigation and the difficulties in receiving complete and critical information from the prior Directors and Officers who resigned on April 15, 2011, the Form 10-K for the fiscal year ended March 31, 2011and the Form 10-Q for the periods ended June 30, 2011 and September 30, 2011 were not completed as of the original filing deadline.  Due to the late filing, the Company Common Stock trading has been moved from the Over the Counter Bulletin Board under the symbol SECI.OB to trading on the Pink Sheets under the symbol SECI.PK. The late reports are expected to be filed on or before February 14, 2012.

2)
Reverse Stock Split. The Company is in the process of restructuring its organization as well as its operations.  A Definitive Schedule 14C was filed on January 9, 2012 regarding the 500-1 reverse stock split approved by the majority shareholders.  The Company is currently working with the regulatory authorities to process this request for a reverse split.  The impact of this restructuring will assist the Company in its efforts to reestablish its operations and to move forward as a going concern in 2012.